Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
Balance	$ 3,155,448
Balance	3,137,980	$ 3,155,448
Cost
Intangible assets, net
Balance	5,434,931	4,187,382
Acquisitions	211,953	220,757
Disposals	(337)	(918)
Other	46	2,941
Write-off	(8,619)
Transfer		(1,245)
Transfer from property plant and equipment	218	16
Translation differences and inflation adjustment	(46,799)	1,025,998
Balance	5,591,393	5,434,931
Depreciation
Intangible assets, net
Balance	(2,279,483)	(1,666,417)
Depreciation of the year	213,795	189,287
Disposals	95	315
Write-off	(5,235)
Transfer from property plant and equipment		5
Translation differences and inflation adjustment	(34,535)	424,089
Balance	(2,453,413)	(2,279,483)
Concession Assets
Intangible assets, net
Balance	3,143,306
Balance	3,123,192	3,143,306
Concession Assets | Cost
Intangible assets, net
Balance	5,402,300	4,153,428
Acquisitions	209,768	219,322
Disposals	(193)	(434)
Other	46	2,941
Write-off	(8,619)
Transfer	(11)	(1,245)
Transfer from property plant and equipment	218	16
Translation differences and inflation adjustment	(50,838)	1,028,272
Balance	5,552,671	5,402,300
Concession Assets | Depreciation
Intangible assets, net
Balance	(2,258,994)	(1,645,013)
Depreciation of the year	212,862	188,465
Disposals		31
Write-off	(5,235)
Transfer from property plant and equipment		5
Translation differences and inflation adjustment	(37,142)	425,542
Balance	(2,429,479)	(2,258,994)
Goodwill
Intangible assets, net
Balance	8,788
Balance	9,917	8,788
Goodwill | Cost
Intangible assets, net
Balance	8,788	9,293
Translation differences and inflation adjustment	1,129	(505)
Balance	9,917	8,788
Patent, intellectual property rights and others
Intangible assets, net
Balance	3,354
Balance	4,871	3,354
Patent, intellectual property rights and others | Cost
Intangible assets, net
Balance	23,843	24,661
Acquisitions	2,185	1,435
Disposals	(144)	(484)
Transfer	11
Translation differences and inflation adjustment	2,910	(1,769)
Balance	28,805	23,843
Patent, intellectual property rights and others | Depreciation
Intangible assets, net
Balance	(20,489)	(21,404)
Depreciation of the year	933	822
Disposals	95	284
Translation differences and inflation adjustment	2,607	(1,453)
Balance	(23,934)	$ (20,489)
Brazil | Concession Assets
Intangible assets, net
Intangible test of concession assets	$ 538,800